UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

Trailmark Series Trust

(Exact name of registrant as specified in charter)

3000 Auburn Drive, Suite 410

Beachwood, OH 44122

(Address of Principal Executive Offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: (216) 329-4271

Date of fiscal year end: 12/31/2025

Date of reporting period: 6/30/2025

Item 1. Reports to Stockholders.

IDX Funds IDX Risk-Managed Digital Assets Strategy Fund Institutional Class - BTIDX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the IDX Risk-Managed Digital Assets Strategy Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://idxfunds.com/btidx/ or (216) 329-4271.

This report describes changes to the Fund that occurred during the reporting period

What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$131	2.63%
*	Annualized
Key Fund Statistics
(as of June 30, 2025)
Net Assets ($)	$16,228,160
Number of Portfolio Holdings*	1
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($) (net of waivers)	$22,588

*	Does not include derivatives.
What did the Fund invest in?
(as of June 30, 2025)
Top Holdings	Percentage of Net Assets
First American Government Obligations Fund, Class X	51.90%
Total	51.90%
Asset Breakdown (% of net assets)
Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus dated April 30, 2025, which is available at https://idxfunds.com/coidx/ or upon request at (216) 329-4271.

Effective July 31, 2025, the Board approved the renaming of IDX Funds (the "Trust") to Trailmark Series Trust. The Fund is a series of the Trust.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (216) 329-4271.

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information scan the QR code or https://idxfunds.com/btidx/.

IDX Funds IDX Adaptive Opportunities Fund Institutional Class - COIDX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the IDX Adaptive Opportunities Fund, for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://idxfunds.com/coidx/ or (216) 329-4271.

This report describes changes to the Fund that occurred during the reporting period

What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$97	1.93%
*	Annualized
Key Fund Statistics
(as of June 30, 2025)
Net Assets ($)	$20,878,353
Number of Portfolio Holdings*	12
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($) (net of waivers)	$62,914

*	Does not include derivatives, except purchased options.
What did the Fund invest in?
(as of June 30, 2025)
Top Ten Holdings
First American Government Obligations Fund, Class X	57.26%
iShares Core MSCI EAFE ETF	2.60%
First Trust Long/Short Equity ETF	2.38%
SPDR S&P Emerging Markets Dividend ETF	2.28%
Simplify Managed Futures Strategy ETF	1.92%
AGF U.S. Market Neutral Anti-Beta Fund	1.91%
Convergence Long/Short Equity ETF	0.56%
Total	68.91%
Asset Breakdown (% of net assets)

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus dated April 30, 2025, which is available at https://idxfunds.com/coidx/ or upon request at (216) 329-4271.

(1) The Fund was renamed from "IDX Commodity Opportunities Fund" to its current name.

(2) Effective April 30, 2025, the Fund amended its principal investment strategy to remove the 80% policy related to investing in commodities, allowing it to invest in more sectors, including the ability to indirectly invest in digital assets.

Effective July 31, 2025, the Board approved the renaming of IDX Funds (the "Trust") to Trailmark Series Trust. The Fund is a series of the Trust.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (216) 329-4271.

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information scan the QR code or https://idxfunds.com/coidx/.

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	INVESTMENTS.

(a)	Included in Semi-Annual Financial Statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Insert Semi-Annual Financial Statements attachment.

IDX FUNDS

IDX Risk-Managed Digital Assets Strategy Fund

INSTITUTIONAL CLASS (BTIDX)

IDX Adaptive Opportunities Fund

INSTITUTIONAL CLASS (COIDX)

SEMI-ANNUAL FINANCIAL STATEMENTS & ADDITIONAL INFORMATION

JUNE 30, 2025

IDX Funds

IDX Risk-Managed Digital Assets Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Dividend Yield (%)	Fair Value
	SHORT TERM INVESTMENTS — 51.90%
	MONEY MARKET FUNDS — 51.90%
8,419,282	First American Government Obligations Fund, Class X (a) (b)	4.260	$8,419,282

	TOTAL SHORT TERM INVESTMENTS - (Cost $8,419,282)		8,419,282

	TOTAL INVESTMENTS — 51.90% - (Cost $8,419,282)		8,419,282
	OTHER ASSETS IN EXCESS OF LIABILITIES — 48.10%		7,808,878
	NET ASSETS — 100.00%		$16,228,160

(a)

Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Variable rate security; the rate shown represents the seven day effective yield at June 30, 2025.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Risk-Managed Digital Assets Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

June 30, 2025

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
CME Bitcoin Futures (a)	19	7/25/2025	$10,282,325	$397,853	$—
CME Ether Futures (a)	11	7/31/2025	$1,392,600	53,759	—
TOTAL PURCHASE CONTRACTS				451,612	—

TOTAL FUTURES CONTRACTS				$451,612	$—

NET UNREALIZED APPRECIATION					$451,612

(a)	All or a portion of this investment is a holding of IDX Risk-Managed Digital Assets Strategy Subsidiary.

CME - Chicago Mercantile Exchange

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Adaptive Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares			Fair Value
	EXCHANGE TRADED FUNDS — 11.65%
	ALTERNATIVE — 4.86%
5,000	Convergence Long/Short Equity ETF		$117,250
7,500	First Trust Long/Short Equity ETF		497,100
15,000	Simplify Managed Futures Strategy ETF		400,050
			1,014,400
	EMERGING MARKETS — 2.28%
12,500	SPDR S&P Emerging Markets Dividend ETF		476,500
			476,500
	EQUITY — 4.51%
22,500	AGF U.S. Market Neutral Anti-Beta Fund		398,700
6,500	iShares Core MSCI EAFE ETF		542,100
			940,800

	TOTAL EXCHANGE TRADED FUNDS - (Cost $2,440,536)		2,431,700

Number of Contracts		Notional Amount
	PURCHASED OPTIONS — 2.68% (a)
	CALL OPTIONS — 1.29%
	CME Gold Futures
56	Expiration Date: July 28, 2025, Exercise Price: $3,600.00	18,523,120	12,880
	CME Silver Futures
25	Expiration Date: August 26, 2025, Exercise Price: $36.00	4,521,500	193,250
	CME Silver Futures
15	Expiration Date: August 26, 2025, Exercise Price: $38.00	2,712,900	63,000
			269,130
	PUT OPTIONS — 1.39%
	CME Gold Futures
56	Expiration Date: July 28, 2025, Exercise Price: $3,300.00	18,523,120	283,920
	CME Silver Futures
15	Expiration Date: August 26, 2025, Exercise Price: $31.00	2,712,900	6,900
			290,820

	TOTAL PURCHASED OPTIONS - (Cost $1,152,894)		559,950

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Adaptive Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Dividend Yield (%)	Fair Value
	SHORT TERM INVESTMENTS — 57.26%
	MONEY MARKET FUNDS — 57.26%
11,954,826	First American Government Obligations Fund, Class X (b) (c)	4.260	$11,954,826

	TOTAL SHORT TERM INVESTMENTS - (Cost $11,954,826)		11,954,826

	TOTAL INVESTMENTS — 71.59% - (Cost $15,548,256)		14,946,476
	OTHER ASSETS IN EXCESS OF LIABILITIES — 28.41%		5,931,877
	NET ASSETS — 100.00%		$20,878,353

CME - Chicago Mercantile Exchange, Inc.

(a)	Non-income producing securities.

(b)

Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Variable rate security; the rate shown represents the seven day effective yield at June 30, 2025.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Adaptive Opportunities Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

June 30, 2025

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
CME Bitcoin Futures (a)	2	7/25/2025	$1,082,350	$41,754	$—
Coffee Futures (a)	6	9/18/2025	1,801	—	(100,478)
Corn Futures (a)	44	12/12/2025	936,100	—	(7,729)
Cotton Futures (a)	9	12/8/2025	306,585	336	—
Crude Oil Futures (a)	4	11/20/2025	246,600	—	(37,924)
E-MINI S&P 500 Futures (a)	4	9/19/2025	25,015	30,253	—
Gold Futures (a)	14	8/27/2025	4,630,780	—	(22,260)
Lean Hogs Futures (a)	11	7/17/2025	484,440	15,591	—
Crude Oil Futures (a)	12	8/20/2025	766,200	39,336	—
Live Cattle Futures (a)	8	8/29/2025	684,400	7,739	—
No. 11 Sugar Futures (a)	32	9/30/2025	580,608	—	(12,628)
RBOB Gasoline Futures (a)	23	8/29/2025	1,972,765	22,302	—
Silver Futures (a)	3	9/26/2025	542,580	1,644	—
Soybean Futures (a)	26	11/14/2025	1,335,100	—	(14,994)
Wheat Futures (a)	37	9/12/2025	995,763	—	(25,512)
TOTAL PURCHASE CONTRACTS			14,591,086	158,955	(221,525)

SALE CONTRACTS
Copper Futures (a)	(2)	9/26/2025	(254,125)	—	(7,779)
Henry Hub Natural Gas Futures (a)	(7)	8/27/2025	(244,300)	9,375	—
TOTAL SALES CONTRACTS			(498,425)	9,375	(7,779)

TOTAL FUTURES CONTRACTS				$168,330	$(229,304)

NET UNREALIZED DEPRECIATION					$(60,974)

(a)	All or a portion of this investment is a holding of IDX Adaptive Subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Adaptive Opportunities Fund

CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS (Unaudited)

June 30, 2025

	Number of Contracts	Current Notional Amount	Fair Value
WRITTEN OPTIONS
Written Call Options
CME Gold Futures (a)
Expiration Date: August 26, 2025, Exercise Price: $3,430.00	40	$13,230,800	$(64,400)
CME Silver Futures (b)
Expiration Date: August 26, 2025, Exercise Price: $40.00	25	4,521,500	(56,000)
CME Silver Futures (b)
Expiration Date: August 26, 2025, Exercise Price: $34.00	10	1,808,600	(135,400)
			(255,800)
Written Put Options
CME Gold Futures (a)
Expiration Date: July 28, 2025, Exercise Price: $3,430.00	40	13,230,800	$(552,400)
CME Silver Futures (b)
Expiration Date: August 26, 2025, Exercise Price: $34.00	10	1,808,600	(27,350)
			(579,750)

Total Written Options (Premiums received $1,360,144)			$(835,550)

CME - Chicago Mercantile Exchange, Inc.

(a)	100 shares per contract

(b)	5,000 shares per contract

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2025

	IDX Risk-Managed Digital Assets Strategy Fund	IDX Adaptive Opportunities Fund
ASSETS
Investments at cost:	$8,419,282	$15,548,256
Investments at value:	$8,419,282	$14,946,476
Deposit with brokers for derivative instruments	6,988,658	6,842,435
Unrealized appreciation of open futures contracts	451,612	168,330
Receivables
Dividends and interest receivable	41,559	42,529
Receivable for fund shares sold	247,561	55,667
Due from advisor	163,762	180,745
Prepaid expenses and other assets	30,890	19,740
TOTAL ASSETS	16,343,324	22,255,922

LIABILITIES
Unrealized depreciation of open futures contracts	—	229,304
Written option contracts, at value (Premiums received $1,360,145)	—	835,550
Payables and accrued liabilities:
Payable for fund shares redeemed	44,441	243,107
Payable to related parties	2,871	8,673
Investment Advisory Fees Payable	44,766	8,865
Shareholder servicing payable	1,834	2,331
Accrued expenses and other liabilities	21,252	49,739
TOTAL LIABILITIES	115,164	1,377,569
NET ASSETS	$16,228,160	$20,878,353

Net Assets Consist Of:
Paid in capital	$16,611,574	$20,877,314
Total distributable earnings/(accumulated losses)	(383,414)	1,039
NET ASSETS	$16,228,160	$20,878,353

Net Asset Value Per Share:
Net assets	$16,228,160	$20,878,353
Shares outstanding (unlimited number of shares authorized with no par value)	1,806,836	2,313,992
Net asset value, redemption price and offering price per share	$8.98	$9.02

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

Period Ended June 30, 2025

	IDX Risk-Managed Digital Assets Strategy Fund	IDX Adaptive Opportunities Fund
INVESTMENT INCOME
Interest	$41,915	$29,468
Dividends	196,183	368,946
TOTAL INVESTMENT INCOME	238,098	398,414

EXPENSES
Investment advisory fees	151,695	184,693
Shareholder servicing fees	11,434	18,593
Accounting and administrative fees	44,651	44,718
Compliance officer fees	12,308	12,308
Custodian fees	10,992	2,585
Insurance fees and expenses	14,024	2,929
Legal fees	18,990	22,360
Professional fees	12,620	13,049
Registration expenses	4,525	11,705
Reporting fees	9,788	10,196
Transfer agent fees	7,421	7,421
Trustee fees and expenses	20,550	19,220
Miscellaneous expenses	11,513	13,000
TOTAL EXPENSES	330,511	362,777

Investment advisory fees waived	(129,107)	(121,779)
TOTAL NET EXPENSES	201,404	240,998

NET INVESTMENT INCOME	36,694	157,416

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)(Continued)

	IDX Risk-Managed Digital Assets Strategy Fund	IDX Adaptive Opportunities Fund
REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS, OPTIONS AND FUTURES
Net realized gain/ (loss) from:
Investments	$(36,723)	$(181,299)
Written options	—	(86,480)
Futures contracts	(716,307)	276,761
Net realized gain / (loss)	(753,030)	8,982

Net change in unrealized appreciation/(depreciation) on:
Investments	—	(601,780)
Written options	—	524,594
Futures contracts	819,754	275,894
Net change in unrealized appreciation/(depreciation)	819,754	198,708

NET REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS,OPTIONS AND FUTURES	66,724	207,690

NET INCREASE / (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$103,418	$365,106

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	IDX Risk-Managed Digital Assets Strategy Fund		IDX Adaptive Opportunities Fund
	(Unaudited) Period Ended 6/30/2025	Year Ended 12/31/2024	(Unaudited) Period Ended 6/30/2025	Year Ended 12/31/2024
FROM OPERATIONS
Net investment income	$36,694	$252,818	$157,416	$876,062
Net realized gain / (loss) from:
Investments and options	(36,723)	—	(181,299)	1,144,040
Written options	—	—	(86,480)	—
Futures contracts	(716,307)	5,346,266	276,761	(2,996,761)
Net change in unrealized appreciation / (depreciation) on:
Investments	—	—	(601,780)	(282,478)
Written options	—	—	524,594	—
Futures contracts	819,754	319,354	275,894	(294,854)
Net increase / (decrease) in net assets resulting from operations	103,418	5,918,438	365,106	(1,553,991)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares:
From net investment income	—	(2,733,076)	—	(1,256,376)
Decrease in net assets from distributions to shareholders	—	(2,733,076)	—	(1,256,376)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	5,536,539	18,448,053	6,738,083	20,542,964
Net asset value of shares issued in reinvestment of distributions to shareholders:	—	2,697,885	—	1,251,622
Payments for shares redeemed:	(5,395,274)	(29,811,855)	(13,866,409)	(46,267,057)
Net increase / (decrease) in net assets from shares of beneficial interest	141,265	(8,665,917)	(7,128,326)	(24,472,471)

TOTAL INCREASE / (DECREASE) IN NET ASSETS	244,683	(5,480,555)	(6,763,220)	(27,282,838)

NET ASSETS
Beginning of year	15,983,477	21,464,032	27,641,573	54,924,411
End of year	$16,228,160	$15,983,477	$20,878,353	$27,641,573

SHARE ACTIVITY
Institutional Class:
Shares sold	656,177	2,101,083	741,920	2,157,093
Shares reinvested	—	279,574	—	140,316
Shares redeemed	(606,753)	(3,400,582)	(1,545,920)	(4,984,429)
Net increase / (decrease) in shares of beneficial interest outstanding	49,424	(1,019,925)	(804,000)	(2,687,020)

SHARES OUTSTANDING
Beginning of year	1,757,412	2,777,337	3,117,992	5,805,012
End of year	1,806,836	1,757,412	2,313,992	3,117,992

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Risk-Managed Digital Assets Strategy Fund
	(Unaudited) Period Ended 6/30/2025		Year Ended 12/31/2024		Year Ended 12/31/2023		Year Ended 12/31/2022		Period Ended 12/31/2021(1)
Net Asset Value, Beginning of Year/Period	$9.09		$7.73		$6.53		$10.08		$10.00

From investment operations:
Net investment income/(loss) (2)	0.02		0.10		0.05		(0.13)		(0.04)
Net realized and unrealized gain/(loss) on investment activity	(0.13)		3.05		1.81		(3.42)		0.12
Total from investment operations	(0.11)		3.15		1.86		(3.55)		0.08

Less distributions from:
Net investment income	—		(1.79)		(0.66)		—		—
Total distributions	—		(1.79)		(0.66)		—		—

Net Asset Value, End of Year/Period	$8.98		$9.09		$7.73		$6.53		$10.08

Total Return	(1.21)%		39.51%		28.51%		(35.19)%		0.80	%(3)

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$16,228		$15,983		$21,464		$26,036		$32,232

Ratio of net expenses to average net assets
Before waivers	4.32	%(4)(6)	3.85	%(4)	4.24	%(7)	2.91	%(7)	4.52	%(6)(9)
After waivers	2.63	%(4)(6)	2.63	%(4)	3.36	%(7)	2.50	%(7)	3.08	%(6)(9)
Ratio of net expenses to average net assets
Before waivers	4.17	%(5)(6)	3.37	%(5)	3.37	%(8)	2.79	%(8)	3.93	%(6)(10)
After waivers	2.49	%(5)(6)	2.49	%(5)	2.49	%(8)	2.39	%(8)	2.49	%(6)(10)

Ratio of net investment income/(loss) to average net assets
Before waivers	(1.21	)%(4)(6)	(0.03	)%(4)	(0.06	)%(7)	(2.01	)%(7)	(4.51	)%(6)(9)
After waivers	0.48	%(4)(6)	1.18	%(4)	0.81	%(7)	(1.61	)%(7)	(3.07	)%(6)(9)

Portfolio Turnover Rate	0.00	%(11)	0.00	%(11)	236.30	%(11)	1036.03%		231.71	%(3)

(1)	The Fund commenced operations on November 17, 2021.
(2)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year/period.
(3)	Not annualized.
(4)	Ratio includes shareholder servicing fees.
(5)	Ratio excludes shareholder servicing fees.
(6)	Annualized.
(7)	Ratio includes shareholder servicing and interest expense.
(8)	Ratio excludes shareholder servicing and interest expense.
(9)	Ratio includes interest and dividend expense.
(10)	Ratio excludes interest and dividend expense.
(11)	Portfolio turnover decreased from 2022 to 2023 as market conditions in 2023 demonstrated significantly less volatility. In 2024 and 2025, the Fund did not trade long-term securities.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Adaptive Opportunities Fund
	(Unaudited) Period Ended 6/30/2025		Year Ended 12/31/2024	Year Ended 12/31/2023		Period Ended 12/31/2022(1)
Net Asset Value, Beginning of Year/Period	$8.87		$9.46	$9.92		$10.00

From investment operations:
Net investment income (2)	0.06		0.17	0.26		0.03
Net realized and unrealized loss on investment activity	0.09		(0.43)	(0.55)		(0.09)
Total from investment operations	0.15		(0.26)	(0.29)		(0.06)

Less distributions from:
Net investment income	—		(0.21)	(0.17)		(0.02)
Net realized gain	—		(0.12)	(0.00	)(3)	—
Total distributions	—		(0.33)	(0.17)		(0.02)

Net Asset Value, End of Year/Period	$9.02		$8.87	$9.46		$9.92

Total Return	1.69%		(2.80)%	(2.89)%		(0.61	)%(4)

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$20,878		$27,642	$54,924		$16,215

Ratio of net expenses to average net assets
Before waivers(6)	2.91	%(5)	2.59%	2.49%		3.63	%(5)
After waivers(6)	1.93	%(5)	1.94%	1.94%		1.84	%(5)
Ratio of net expenses to average net assets
Before waivers(7)	2.76	%(5)	2.44%	2.34%		3.49	%(5)
After waivers(7)	1.79	%(5)	1.79%	1.79%		1.69	%(5)

Ratio of net investment income to average net assets
Before waivers(6)	0.29	%(5)	1.13%	2.15%		0.10	%(5)
After waivers(6)	1.26	%(5)	1.79%	2.70%		1.89	%(5)

Portfolio Turnover Rate	0.00%		290.55%	342.03%		176.26	%(4)

(1)	The Fund commenced operations on November 1, 2022.

(2)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year/period.

(3)	Less than $0.01 per share.

(4)	Not annualized.

(5)	Annualized.

(6)	Ratio includes shareholder servicing fees.

(7)	Ratio excludes shareholder servicing fees.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited)

June 30, 2025

1.	ORGANIZATION

IDX Funds (the “Trust”) was organized on May 29, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Each Fund is an investment company and follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies, including Accounting Standard Update 2013-08. The IDX Risk-Managed Digital Assets Strategy Fund (the “Digital Assets Fund”, formerly known as the “IDX Risk-Managed Bitcoin Strategy Fund”) and the IDX Adaptive Opportunities Fund (the “Adaptive Fund”, formerly known as the “IDX Commodity Opportunities Fund”) (individually a “Fund” and collectively the “Funds”) are each a series within the Trust. The Funds are each non-diversified funds. The Digital Assets Fund changed its name effective September 6, 2024. The Adaptive Fund changed its name effective April 30, 2025.

The Digital Assets Fund’s primary investment objective seeks long-term capital appreciation. The Fund pursues its investment strategy through actively managed investments with direct (e.g., spot) or indirect (e.g., futures) exposure to bitcoin, ether, or other digital assets (collectively, “Digital Assets”). The Fund does not invest in bitcoin, ether, or other Digital Assets directly and will not invest in any Digital Assets that are traded over-the-counter (“OTC”), such as pooled investment vehicles or other OTC trusts.

The Adaptive Fund’s primary investment objective seeks total return, which includes long-term capital appreciation. The Fund pursues its investment objective by investing globally across a wide range of asset classes, including commodities, equities, fixed income, and currencies, and may take both long and short positions in each of the asset classes or Instruments (as defined in the Fund’s Prospectus). Under normal market conditions, the Fund will invest at least 80% of its total assets in equity and fixed-income securities of commodity-related companies whose operations relate to commodities, natural resources, energy, real estate, or other “hard assets,” and companies that provide services or have exposure to such businesses, and commodity-related derivatives and Instruments. The adviser expects that the Fund will predominantly invest in long and short derivative positions within commodities, but it will make strategic allocations to other asset classes as it deems appropriate. The Fund has the flexibility to shift its allocation across asset classes and markets around the world based on the investment adviser’s assessment of their relative attractiveness. This means the Fund may concentrate its investments in any one asset class or geographic region, subject to any limitations imposed by the federal securities and tax laws, including the 1940 Act.

The Funds’ investment adviser is IDX Advisors, LLC (the “Adviser”).

Wholly owned and Controlled Subsidiaries

In order to achieve their investment objectives, each Fund invests up to 25% of their total assets (measured at the time of purchase) in wholly owned subsidiaries, IDX Digital Assets Subsidiary (“IDXBS”) and IDX Adaptive Subsidiary (“IDXCS”), respectively (collectively the “Subsidiaries”); each company is incorporated under the laws of the Cayman Islands. IDXBS and IDXCS commenced operations on November 17, 2021, and November 1, 2022, respectively, each as an exempted Cayman Islands company with limited liability. The Subsidiaries act as investment vehicles in order to enter into certain investments for the Subsidiaries, consistent with their investment objectives and policies specified in the Prospectuses and Statement of Additional Information.

As of June 30, 2025, investments in the Subsidiaries represented 24.99% and 13.29% of the total net assets of Digital Assets Fund and Adaptive Fund, respectively.

Share Classes

Each Fund has Institutional Class Shares only. The Digital Assets Fund’s Institutional Class Shares commenced operations on November 17, 2021. The Adaptive Fund’s Institutional Class Shares commenced operations on November 1, 2022.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements in accordance with generally accepted accounting principles in the United States of America (“GAAP”).

a)	Security Valuation – All investments in securities are recorded at fair value, as described in note 3.

b)

Cryptocurrency Risk - Cryptocurrency (notably, Bitcoin and Ether), often referred to as “virtual currency” or “digital currency,” operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Digital Assets Fund may have exposure to Bitcoin, Ether and other digital assets, all cryptocurrencies, indirectly through an investment in an investment vehicle. Cryptocurrencies operate without central authority or banks and are not backed by any government. Cryptocurrencies may experience very high volatility and related investment vehicles may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state, or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency trading platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware.

c)

Commodity Investments – The Adaptive Fund may allocate assets among various commodity sectors (including agricultural, energy, livestock, softs (e.g., non-grain agricultural products such as coffee, sugar, cocoa, etc.) and precious and base metals). The Adaptive Fund will obtain exposure to commodity sectors by investing in commodity-linked Derivatives, directly or through the subsidiary, not through direct investments in physical commodities. Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

d)

Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a specific asset class. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

e)

Futures Contracts - The Funds use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Funds. Counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Funds that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives.

f)

Short Sales of Investments – The Funds may engage in short sales of securities to realize appreciation when a security that the Funds do not own declines in value. A short sale is a transaction in which a fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price a fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The Funds will realize a gain, which is limited to the price at which the fund sold the security short if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense for short sales in the Consolidated Statements of Operations. While the short positions are open, the Funds will post cash or liquid assets at least equal in value to the fair value of the securities should short.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Interest related to the loan is included in interest expense for short sales in the Consolidated Statements of Operations. All collateral is marked to market daily. The Funds may also be required to pledge on the books of the Funds’ additional assets for the benefit of the security and cash lender. Risk of loss may exceed amounts recognized on the Consolidated Statements of Assets and Liabilities. Short positions, if any, are reported at value and listed on the Funds’ Consolidated Schedules of Investments.

g)

Options on Securities - The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be affected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to affect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires, or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

h)

U.S. Government Securities - The Funds invest in U.S. government securities. Risks arise from investments in U.S. government securities due to possible market illiquidity. U.S. government securities are also sensitive to changes in interest rates and economic conditions. The Funds have established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that they will, in fact, succeed in doing so.

i)

Consolidation of the Subsidiaries – The Consolidated Financial Statements of the Funds each include the investment activity and financial statements of IDXBS and IDXCS, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in its respective subsidiary, the Funds may be considered to be investing indirectly in some of those investments through its Subsidiaries. For that reason, references to the Funds may also encompass its subsidiary. The Subsidiaries will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Funds when viewed on a consolidated basis. Each Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting, and recordkeeping obligations apply with respect to each Fund and its respective subsidiary

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations. As of June 30, 2025, IDXBS had net assets of $4,002,488 comprising 24.99% of the net assets and IDXCS had net assets of $2,811,004 comprising 13.29% of the net assets of the Digital Assets Fund and the Adaptive Fund, respectively

j)

Federal Income Taxes – Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Funds recognize tax benefits of uncertain tax positions only where the position is more-likely-than-not-to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions taken on all open tax years and expected to be taken as of and during the period ended June 30, 2025, and has concluded that the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations when incurred. During the period ended June 30, 2025, the Funds did not incur any interest or penalties. The Funds identify its major tax jurisdictions as U.S. Federal and State of Delaware.

For tax purposes, the Subsidiaries are exempted Cayman Islands investment companies. The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiaries are a Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and profits, will be included each year in the respective Funds’ investment company taxable income.

k)

Cash and Cash Equivalents – Cash is held with a financial institution, if any. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

l)

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

m)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust may be allocated equally across all Funds of the Trust, or to the individual fund based on each fund’s relative net assets or another basis as determined by the Trust’s Board of Trustees (the “Board”), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular fund are allocated entirely to that fund.

n)

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase/decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

o)

Other – Investment and shareholder transactions are recorded on trade date. The Funds determines the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

recognized on an accrual basis and includes the amortization / accretion of premiums and discounts based on effective yield. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

p)

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under the arrangement is unknown and would involve future claims against the Fund that have not yet occurred. Based on experience, the Funds expects the risk of loss to be remote.

q)

Operating Segments – Each Fund operates and is managed as a single reportable segment and each Fund makes investments in accordance with its investment objective as described in the Funds’ Prospectus. The chief operating decision maker (“CODM”) of the Funds is the President and Portfolio Manager. The financial information in the form of the Funds’ portfolio composition, total returns, changes in net assets and expense ratios, which are used by the CODM to assess a Fund’s performance and to make operational decisions for the Funds’ single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statements of operations.

3.	INVESTMENT VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing investments and derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Valuation Designee to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

3.	INVESTMENT VALUATIONS (Continued)

Equity securities - Securities traded on a national securities exchange (or reported on the NASDAQ national market), including common stock, ETFs, and options purchased, are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed Income Securities - Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Money Market Funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the Digital Assets Fund’s consolidated investments and other financial instruments as of June 30, 2025:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments (b)	$8,419,282	$—	$—	$8,419,282
Total Investments	$8,419,282	$—	$—	$8,419,282

Other Financial Instruments
Futures Contracts (b) (c)
Unrealized appreciation of open futures contracts	$451,612	$—	$—	$451,612
Unrealized depreciation of open futures contracts	—	—	—	—
Total Futures Contracts	$451,612	$—	$—	$451,612
Total Other Financial Instruments	$451,612	$—	$—	$451,612

(a)	As of and during the period ended June 30, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)

Short-term investments and future contracts held in the Fund are Level 1 securities. For a detailed break-out by industry, please refer to the Consolidated Schedules of Investments and Open Future Contracts.

(c)

Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

3.	INVESTMENT VALUATIONS (Continued)

The following table summarizes the Adaptive Fund’s consolidated investments and other financial instruments as of June 30, 2025:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds (b)	$2,431,700	$—	$—	$2,431,700
Purchased Options (b)	$559,950	$—	$—	559,950
Short-Term Investments (b)	$11,954,826	$—	$—	11,954,826
Total Investments	$14,946,476	$—	$—	$14,946,476

Other Financial Instruments
Futures Contracts (b) (c)
Unrealized appreciation of open futures contracts	$168,330	$—	$—	$168,330
Unrealized depreciation of open futures contracts	(229,304)	—	—	(229,304)
Total Futures Contracts	$(60,974)	$—	$—	$(60,974)

Written Option Contracts (c)
Written Option Contracts, at Value	$—	$(835,550)	$—	$(835,550)
Total Written Option Contracts	$—	$(835,550)	$—	$(835,550)
Total Other Financial Instruments	$(60,974)	$(835,550)	$—	$(896,524)

(a)	As of and during the period ended June 30, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)

All equity securities, Short-term investments and future contracts held in the Fund are Level 1 securities. For a detailed break-out by industry, please refer to the Consolidated Schedules of Investments and Open Future Contracts.

(c)

Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts and written options. These contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

4.	DERIVATIVE TRANSACTIONS

The Funds may buy or sell future contracts to increase exposure to the market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in futures in this way to achieve a desired portfolio exposure. The Funds currently invest only in exchange-traded futures, which are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker) and are recorded within deposit with brokers for derivative instruments on the Consolidated Statements of Assets and Liabilities. During the period, the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts daily. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as unrealized appreciation or depreciation on the Consolidated Statements of Assets and Liabilities.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

4.	DERIVATIVE TRANSACTIONS (Continued)

When the contracts are closed or expire, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included in the Consolidated Statements of Operations.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statements of Assets and Liabilities as of June 30, 2025, for the Digital Assets Fund was as follows:

			Fair Value
Type of Derivative	Location	Commodity Risk	Asset Derivatives	Liability Derivatives
Future Contracts	Unrealized appreciation of open futures contracts	$451,612	$451,612	$—

For the period ended June 30, 2025, the Digital Assets Fund financial derivative instruments had the following average notional values (indicating average volume for the period):

Type of Derivative	Average Monthly Notional Value (a)
Future Contracts	$10,058,420

(a)

The Fund considers the average monthly notional amounts during the period, categorized by derivative instrument, to be representative of its derivate activities for the period ended June 30, 2025. The Fund did not engage in short future contract activity during the period ended June 30, 2025.

For the period ended June 30, 2025, financial derivative instruments had the following effect on the Consolidated Statements of Operations for the Digital Assets Fund:

Type of Derivative	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation / (Depreciation)
Future Contracts	Commodity	$(716,307)	$819,754
Future Contracts		—	—
Total		$(716,307)	$819,754

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statements of Assets and Liabilities as of June 30, 2025, for the Adaptive Fund was as follows:

			Fair Value
Type of Derivative	Location	Commodity Risk	Asset Derivatives	Liability Derivatives
Call Options Purchased	Investment at value	$269,130.00	$269,130	$—
Put Options Purchased	Investment at value	290,820	290,820	—
Call Options Written	Investment at value	(255,800)	—	(255,800)
Put Options Written	Investment at value	(579,750)	—	(579,750)
Future Contracts	Unrealized appreciation of open futures contracts	168,330	168,330	—
Future Contracts	Unrealized depreciation of open futures contracts	(229,304)	—	(229,304)

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

4.	DERIVATIVE TRANSACTIONS (Continued)

For the period ended June 30, 2025, the Adaptive Fund financial derivative instruments had the following average notional values (indicating average volume for the period):

Type of Derivative	Average Monthly Notional Value (a)
Call Options Purchased	$17,998,138
Put Options Purchased	15,291,748
Call Options Written	(13,533,330)
Put Options Written	(10,826,939)
Future Long Contracts	17,251,971
Future Short Contracts	(144,707)

(a)	The Fund considers the average monthly notional amounts during the period, categorized by derivative instrument, to be representative of its derivate activities for the period ended June 30, 2025.

For the period ended June 30, 2025, financial derivative instruments had the following effect on the Consolidated Statements of Operations for the Adaptive Fund:

Type of Derivative	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation / (Depreciation)
Call/Put Options Purchased	Commodity	$(181,299)	$(592,944)
Call/Put Options Written	Commodity	(86,480)	524,594
Future Contracts	Commodity	697,738	245,641
Future Contracts	Equity	(420,977)	30,253
Total		$8,982	$207,544

5.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, aggregate purchases, and sales of investment securities (excluding short-term investments) were as follows:

	U.S. Government Obligations		All Other
Fund	Purchases	Sales	Purchases	Sales
The Digital Assets Fund	—	—	$822,009	$777,848

The Adaptive Fund	—	—	2,439,846	—

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations and investments of the Funds in accordance with their stated policies. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of the Funds’ net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
The Digital Assets Fund	1.99%	$151,695

The Adaptive Fund	1.49%	$184,693

The Adviser has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive its fees and reimburse expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, borrowing expenses, shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) to not more than 2.49% and 1.79% for the Digital Assets Fund and the Adaptive Fund, respectively, through at least April 30, 2026. During the period ended June 30, 2025, the Adviser waived fees as follows:

Fund	Expense Limitation Rate	Management Fees Waived
The Digital Assets Fund	2.49%	$(129,107)

The Adaptive Fund	1.79%	$(121,779)

Subject to approval by the Board, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Funds within the three years following the date of such waiver on reimbursement, provided that a Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is repaid.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (Continued)

As of June 30, 2025, the cumulative unreimbursed amounts paid or waived by the Adviser on behalf of the Funds that may be recouped no later than the date stated below are as follows:

Fund	Subject to Recovery on or Before Fiscal Year Ending December 31,	Management Fees Waived Subject to Recovery
The Digital Assets Fund	2028	$(129,107)
	2027	(259,668)
	2026	(189,988)
Total:		$(578,763)

The Adaptive Fund	2028	$(121,779)
	2027	(320,438)
	2026	(210,383)
Total:		$(652,600)

The Funds have entered into a Master Services Agreement (the “Services Agreement”) with Trailmark Fund Solutions (“Trailmark”). Under the Services Agreement, Trailmark is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of a Fund’s portfolio investments; (d) pricing a Fund’s shares; (e) assistance in preparing tax returns; and (f) preparation and filing of required regulatory reports. For the period ended June 30, 2025, the Digital Assets Fund and the Adaptive Fund incurred fees pursuant to the Services Agreement of $52,072 and $52,139, respectively.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized depreciation of investments on June 30, 2025, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Net Unrealized Appreciation / (Depreciation)
The Digital Assets Fund	$8,419,282	$—	$—

The Adaptive Fund	$15,548,256	$109,626	$(601,780)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of December 31, 2024, the components of accumulated loss presented on an income tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation / (Depreciation)	Total Accumulated Earnings / (Losses)
The Digital Assets Fund	$95,583	$—	$—	$(486,830)

The Adaptive Fund	$—	$—	$—	$(364,734)

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

7.	TAX MATTERS (Continued)

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense, and capital gain items. The primary difference between book basis and tax basis undistributed ordinary income, undistributed long-term capital gains, unrealized appreciation/(depreciation), and other accumulated earnings relates to the tax amortization of organizational costs, deferral of losses due to wash sales, and tax adjustments related to the Funds’ investments in their Subsidiaries.

Under current law, capital losses and specified gains realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the current period, the Digital Assets Fund did not elect to defer any post-October and late year losses. The Adaptive Fund deferred $27,866 in late year losses.

As of December 31, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains:

Fund	Capital Loss Carryover Short-Term	Year of Expiration
The Digital Assets Fund	$209,552	Indefinitely

The Adaptive Fund	$—	Indefinitely

In accordance with GAAP, the Funds may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis, which is considered to be more informative to the shareholder. The following reclassifications were made as of December 31, 2024:

Fund	Total Distributable Earnings / (Accumulated Losses)	Paid-in Capital
The Digital Assets Fund	$(6,084,356)	$6,084,356

The Adaptive Fund	$2,692,416	$(2,692,416)

The Funds’ reclassifications are primarily attributable to the net operating loss forfeiture, non-deductible expenses, utilization of earnings and profits distributed to shareholders on redemption of shares, and the Funds’ investment in their Subsidiaries.

There were no distributions paid by the Funds during the period ended June 30, 2025. During the year ended December 31, 2024, the Funds paid the following distributions:

Fund	Ordinary Income	Long Term Capital Gains	Total
The Digital Assets Fund	$2,733,076	$—	$2,733,076

The Adaptive Fund	$1,256,376	$—	$1,256,376

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

7.	TAX MATTERS (Continued)

During the year ended December 31, 2023, the Funds paid the following distributions:

Fund	Ordinary Income	Long Term Capital Gains	Total
The Digital Assets Fund	$1,807,769	$—	$1,807,769

The Adaptive Fund	$998,760	$9,112	$1,007,872

8.	PRINCIPAL RISKS

The following risks are specifically attributable to making investments in digital assets. Each of these risks could adversely impact the value of an investment in the Funds.

New Technology Adoption Risks - Investing in digital assets represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Adviser to assess opportunities and risks.

Industry Uncertainty Risks – Digital assets and the marketplace for digital assets is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of digital assets, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Funds.

Digital Asset Volatility Risks – Digital asset trading prices are volatile. As a result, digital assets may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of digital assets. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Funds for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Funds for any given period could be directionally different than the price direction of digital assets or digital assets Futures depending on allocation decisions made by the Adviser in its attempt to implement the managed volatility strategy.

Regulatory Risks - While the digital assets and the trading platforms and infrastructure on which digital assets are traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to digital assets. To the extent that future regulatory actions or policies limit or restrict digital assets usage, digital assets trading or the ability to convert digital assets to government currencies, the demand for digital assets may be reduced, which may adversely affect an investment in the Funds. Moreover, additional regulation or changes to existing regulation may also require changes to the Funds’ investment strategies.

Excess Supply Risks - Newly created bitcoin are generated through a process referred to as “mining,” and such bitcoin are referred to as “newly mined bitcoin.” If entities engaged in bitcoin mining choose not to hold the newly mined bitcoin, and, instead, make them available for sale, this increase in the supply of such bitcoin can create downward pressure on the price of bitcoin. The supply of bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until bitcoin issuance halts completely with a total of 21 million bitcoins in existence.

Disruptions and Failures at Digital Assets - Digital assets trading platforms operate websites on which users can trade digital assets for US dollars, other government currencies or other digital assets. Digital assets trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of digital assets trading platforms and the closure or temporary shutdown of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in digital assets, which may result in greater volatility in digital assets.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

8.	PRINCIPAL RISKS (Continued)

Risks Associated with Demand for Specific Digital Assets - As the market for digital assets evolves, it is possible that a digital asset other than bitcoin or ether held by the Digital Assets Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for the digital asset held by the Digital Assets Fund (and thus negatively impacting the value of the Digital Assets Fund). Bitcoin hold a “first-to-market” advantage over other digital assets. Despite the market first-mover advantage of bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into bitcoins held by the Fund. In such circumstances, the demand for the bitcoin held by the Digital Assets Fund could be negatively impacted. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Digital Assets Fund.

Competition from central bank digital currencies (“CBDCs”) - Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin, ether and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, digital assets. As a result of any of the foregoing factors, the value of digital assets could decrease, which could adversely affect an investment in the Fund.

Risks from Decreased Incentives for Miners - Miners generate revenue from both newly created bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use bitcoin. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

Risks of Changes to Bitcoin Network - A small group of individuals can propose refinements or improvements to the bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the bitcoin network and the properties of bitcoin, including the irreversibility of transactions and limitations on the mining of new bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork”.

Non-Diversified Fund Risk – A non-diversified fund’s greater investment in a single issuer makes the Funds more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single investment may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2025

9.	SUBSEQUENT EVENTS

Effective July 31, 2025, the Trust was renamed as Trailmark Series Trust. Each Fund is a series of the Trailmark Series Trust.

As of June 30, 2025, Management has evaluated the impact of all other subsequent events of the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

IDX Funds	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

June 30, 2025

1.	PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 711-9164; by vitising https://idxfunds.com/; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent year ended December 31, 2024, is available without charge, upon request, by calling (800) 711-9164; by vitising https://idxfunds.com/; and on the Commission’s website at http://www.sec.gov.

A special meeting of the shareholders was held on June 27, 2025 to (1) elect three Trustees to the Board. The following tabulation for the proposal voted upon at the special shareholder meeting:

Trustee	Votes For	Votes Against	Abstentious/ Votes Withheld
Nicholas Carmi	1,670,776	—	2,552,107
Jay Nusblatt	1,670,776	—	2,552,107
Christopher MacLaren	1,670,776	—	2,552,107

IDX Funds	SEMI-ANNUAL REPORT

Additional Information (Unaudited) (Continued)

June 30, 2025

Investment Advisory Agreement Approvals – IDX Funds

At a meeting of the Board of Trustee (the “Board” or “Trustees”) of IDX Funds (the “Trust”) held on February 27, 2025 (the “Meeting”), the Board considered the approval of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and IDX Advisors, LLC (the “Adviser”) for the IDX Risk-Managed Digital Assets Strategy Fund (the “Digital Assets Fund”, formerly known as the IDX Risk-Managed Bitcoin Strategy Fund) and IDX Commodity Opportunities Fund (the “Commodity Fund” and collectively with the Digital Assets Fund, the “Funds”).

Legal counsel (“Counsel”) then reviewed with the Board the memorandum addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser concerning the Funds. A copy of this memorandum was circulated to the Trustees before the Meeting and included in the Materials. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Funds; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest. Mr. Howell noted that in response to a questionnaire sent by Trust counsel, the Adviser provided information to the Board about the Adviser’s business, personnel, resources, investment strategy, and management of the Funds’ portfolios and operations.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information prepared or presented in connection with the annual renewal process, including information submitted to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports that are in the Meeting Materials related to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Funds and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Funds from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Funds, information on investment advice, performance, summaries of the Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; and (iii) benefits to be realized by the Adviser from its relationship with the Funds.

A discussion followed regarding the Adviser’s profitability. The Adviser confirmed that the Adviser’s management is not currently profitable and that its parent company is supporting the Adviser. The Board then asked about the Adviser’s line of credit and the last time the Adviser drew from it. The Adviser confirmed that the Adviser’s board just approved for another withdrawal. The Adviser then responded to questions from the Board regarding the Adviser’s cash flow, stating that things are improving since the Adviser’s litigation was resolved.

The Adviser then discussed some of the proposed changes to the registration statement, including changing the name of the Commodity Opportunities Fund to the IDX Adaptive Opportunities Fund. The Adviser and Counsel explained that the name change will enable the Commodity Fund to remove its 80% policy related to investing in commodities, allowing it to invest across more sectors. The Adviser reminded the Trustees that these changes are designed to convert the fund to a tactical allocation fund instead of a pure commodity play. The Adviser then highlighted that the Adviser also proposes increasing leverage for the Digital Assets Fund, but

IDX Funds	SEMI-ANNUAL REPORT

Additional Information (Unaudited) (Continued)

June 30, 2025

noted it will remain well within the limits under the Investment Company Act and Rule 18f-4. Counsel confirmed that the amendment to the registration statement will align with the annual update to the Funds’ registration statement in April 2025, providing the SEC with a 60-day review between filings. During further discussion of the changes, Counsel noted that they may cause a change in the Commodity Fund’s Morningstar category.

1.	Nature, Extent, and Quality of the Services Provided by the Adviser

The Board considered the responsibilities the Adviser has under the Advisory Agreement for the Funds. The Board reviewed the services provided by the Adviser to the Funds, including its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among their service providers; and its efforts to promote the Funds, grow assets, and manage the distribution of the Funds’ shares. The Board considered the Adviser’s personnel and operating methods; succession plans; the education and experience of its staff; and its compliance program. The Board also considered the Adviser’s management of the Funds’ operations, noting that the Adviser’s staff oversee the Funds’ other service providers.

The Board noted that the Adviser is an experienced investment adviser with seasoned senior managers and models used by the Funds. After review and discussion, the Board concluded that the nature, extent, and quality of the services provided by the Adviser was satisfactory and adequate for the Funds.

2.	The Investment Performance of the Funds and the Adviser

The Board compared the Funds’ short—and long-term performance to their benchmarks, comparable funds with similar objectives managed by other investment advisers (i.e., the Funds’ peer group).

For the Commodity Fund, the Board noted that it underperformed its benchmark for the year ended December 31, 2024, but was overperforming for the year to date. The Board also noted mixed results relative to its peer group for the prior year but overperformed the year to date.

For the Digital Assets Fund, the Board noted that it overperformed its benchmark for the one-year, three-year, and since-inception periods ended December 31, 2024, but underperformed its peer group for the same periods. The Board noted that the Digital Asset Fund’s peer group included closed-end funds and ETFs with substantially more assets because there were insufficient peers to form a more robust group. The Board noted the Adviser’s representation that there was no applicable category for the Digital Asset Fund.

The Board also considered the consistency of the Adviser’s management of the Funds with its investment objective and policies. After review and discussion, the Board concluded that the investment performance information presented for the Funds was satisfactory.

3.	The Costs of the Services Provided, and Profits Realized, by the Adviser

The Board considered the Adviser’s operations and financial condition and its level of commitment to the Funds’ operations; the asset levels of the Funds; and the overall expenses of the Funds. The Board considered the financial statements of the Adviser, noting that it was supported by its parent company. Next, the Board considered the Funds’ management fees and expense ratios relative to peer funds. For the Commodity Fund, the Board noted that its management fee and net expense ratios were higher than its peers, although still within a reasonable range. For the Digital Assets Fund, the Board noted that its peer group included closed-end funds and ETFs because there were insufficient peers in the market to form a more robust peer group. The Board noted that the Digital Assets Fund’s management fee and net expense ratio were in line with its closed-end peer but higher than the ETFs. The Board also considered the Adviser’s profitability from managing the Funds, noting that it was not currently profitable. After review and discussion, the Board concluded that the anticipated profit from the Adviser’s relationship with the Funds was not excessive.

IDX Funds	SEMI-ANNUAL REPORT

Additional Information (Unaudited) (Continued)

June 30, 2025

4.	Economies of Scale

The Board considered the Funds’ fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increase, the Funds shareholders would benefit from the expense limitation arrangement. The Board noted that while a breakpoint schedule in the Advisory Agreement would be beneficial, such a feature only has benefits if the Funds’ assets were enough to realize the effect of the breakpoint. The Board considered the Adviser’s representations that economies of scale would not be realized until the Funds were significantly larger. The Board noted that the Adviser was waiving a substantial portion of its fees. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board determined that the Funds’ fee arrangements, considering all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided savings and protection for the benefit of the Funds’ investors.

5.	Conflicts of Interest

The Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Funds, the basis of decisions to buy or sell securities, and the substance and administration of the Adviser’s code of ethics. The Board noted that the Adviser does not manage any accounts with a strategy similar to the Digital Assets Fund and only provides signals to third-party-asset managers regarding its commodities strategies. Based on the preceding, the Board determined that the Adviser’s standards and practices relating to identifying and mitigating possible conflicts of interest were satisfactory.

Before approving the investment advisory agreement renewal, the Independent Trustees met in executive session with legal counsel, the Adviser, and the Funds’ CCO. During the executive session, they considered the Adviser’s 15(c) responses, among other items. Following the executive session, after further discussion of the Adviser’s 15(c) responses, upon motion duly made, seconded, and unanimously carried by a vote of the Trustees, it was:

After additional consideration and discussion among the Trustees, the Board determined that the compensation payable under the Advisory Agreement for each Fund was fair, reasonable, and within a range of what could have been negotiated at arms-length considering all the surrounding circumstances, and they approved the renewal of the Advisory Agreement for the Funds.

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ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included in Semi-Annual Financial Statements filed under Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Series of the IDX Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	$8,750	None	None	$8,750
Nicolas Carmi	8,750	None	None	8,750
Tobias Caldwell	8,750	None	None	8,750

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Included in Semi-Annual Financial Statements filed under Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time.

ITEM 19.	EXHIBITS.

(a) (1)	Not applicable.

(a) (2)	Not applicable.
(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trailmark Series Trust

/s/ Brandon Byrd
By Brandon Byrd
Principal Executive Officer
Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Brandon Byrd
By Brandon Byrd
Principal Executive Officer
Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Robert Silva
By Robert Silva
Treasurer and Principal Financial Officer
Date: September 5, 2025